Expense Example, No Redemption - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity Global High Income Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Global High Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 503
3 Years	779
5 Years	1,088
10 Years	1,964
Fidelity Advisor Global High Income Fund - Class C
Expense Example, No Redemption:
1 Year	183
3 Years	626
5 Years	1,107
10 Years	2,245
Fidelity Advisor Global High Income Fund - Class M
Expense Example, No Redemption:
1 Year	503
3 Years	779
5 Years	1,088
10 Years	1,964
Fidelity Advisor Global High Income Fund - Class I
Expense Example, No Redemption:
1 Year	82
3 Years	317
5 Years	583
10 Years	$ 1,345